Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (374,950)	¥ (497,888)
+100 basis points	¥ 374,950	¥ 497,888